Deferred income	12 Months Ended
Mar. 31, 2018
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred income [text block]
21.	Deferred income

	March 31, 2018	March 31, 2017
Deferred income	1,172,061	1,216,706
	1,172,061	1,216,706